SUPPLEMENT TO THE

SPARTAN® U.S. EQUITY INDEX FUND

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2005

Effective May 18, 2005, Ms. Cronin no longer serves as a Member of the Board of Trustees. The following information has been removed from "Trustees and Officers" section on page 15.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Effective May 19, 2005, Mr. Jonas serves as a Member of the Board of Trustees. The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Spartan U.S. Equity Index (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Effective June 1, 2005, Mr. Gamper serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Spartan U.S. Equity Index. Mr. Churchill also serves as Vice President of certain Equity funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

UEIB-05-04 August 29, 2005
1.720027.116

The following information has been removed from "Trustees and Officers" section on page 17.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Spartan U.S. Equity Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

The following information replaces the similar information found in the "Management Contract" section on page 26.

The fund is managed by Geode, a subadviser to the fund. Jeffrey Adams is the lead portfolio manager of the fund and receives compensation for his services. Amitabh Dugar and Bobe Simon are portfolio managers of the fund and receive compensation for their services. Patrick Waddell is the assistant portfolio manager of the fund and receives compensation for his services. As of April 30, 2005, portfolio manager compensation generally consists of a fixed base salary and a bonus that is based on both objective and subjective criteria. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The fund is managed by Geode, a subadviser to the fund. Jeffrey Adams is the lead portfolio manager of the fund and receives compensation for his services. Amitabh Dugar and Bobe Simon are portfolio managers of the fund and receive compensation for their services. Patrick Waddell is the assistant portfolio manager of the fund and receives compensation for his services. As of April 30, 2005, portfolio manager compensation generally consists of a fixed base salary and a bonus that is based on both objective and subjective criteria. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax performance within the S&P 500 Index Funds Classification. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following information supplements the similar information found in the "Management Contract" section on page 26.

The following table provides information relating to other accounts managed by Mr. Simon as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Spartan U.S. Equity Index ($21,746 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of each of Spartan U.S. Equity Index beneficially owned by Mr. Simon was none.

SUPPLEMENT TO THE

SPARTAN® TOTAL MARKET INDEX FUND,

SPARTAN EXTENDED MARKET INDEX FUND, AND

SPARTAN INTERNATIONAL INDEX FUND

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2005

Effective May 18, 2005, Ms. Cronin no longer serves as a Member of the Board of Trustees. The following information has been removed from "Trustees and Officers" section on page 18.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Effective May 19, 2005, Mr. Jonas serves as a Member of the Board of Trustees. The following information supplements the information found in the "Trustees and Officers" section beginning on page 18.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Effective June 1, 2005, Mr. Gamper serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 18.

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

The following information supplements the information found in the "Trustees and Officers" section beginning on page 18.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Churchill also serves as Vice President of certain Equity funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

SIFB-05-04 August 29, 2005
1.718587.117

The following information has been removed from "Trustees and Officers" section on page 21.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

The following information supplements the information found in the "Trustees and Officers" section beginning on page 18.

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

The following information replaces the similar information found in the "Management Contracts" section on page 30.

Each fund is managed by Geode, a subadviser to each fund. Jeffrey Adams is the lead portfolio manager of each fund and receives compensation for his services. Amitabh Dugar and Bobe Simon are portfolio managers of each fund and receive compensation for their services. Patrick Waddell is the assistant portfolio manager of each fund and receives compensation for his services. As of April 30, 2005, portfolio manager compensation generally consists of a fixed base salary and a bonus that is based on both objective and subjective criteria. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus for a fund is linked to Spartan Total Market Index's relative pre-tax investment performance measured against the Dow Jones Wilshire 5000 Composite Index, Spartan Extended Market Index's relative pre-tax investment performance measured against the Dow Jones Wilshire 4500 Completion Index, and Spartan International Index's relative pre-tax investment performance measured against the MSCI EAFE Index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following information supplements the similar information found in the "Management Contracts" section on page 31.

The following table provides information relating to other accounts managed by Mr. Simon as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Spartan Total Market Index ($2,823 (in millions) assets managed, Spartan Extended Market Index ($1,396 (in millions) assets managed, and Spartan International Index ($1,195 (in millions) assets managed.

As of April 30, 2005, the dollar range of shares of each of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index beneficially owned by Mr. Simon was none.